Non-controlling interests - Schedule of financial information on the subsidiaries with significant non-controlling interests (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-controlling interests
Total assets	€ 1,734,659	€ 1,595,835	€ 1,508,250
Total liabilities	1,637,074	1,498,782	1,416,928
Total profit	10,764	€ 9,653	€ (7,708)
Santander Bank Polska
Non-controlling interests
Total assets	52,665
Total liabilities	47,506
Net assets	5,159
Total income	2,474
Total profit	542
Banco Santander (Brasil) S.A.
Non-controlling interests
Total assets	184,165
Total liabilities	168,627
Net assets	15,538
Total income	12,910
Total profit	2,822
Banco Santander - Chile
Non-controlling interests
Total assets	78,425
Total liabilities	72,845
Net assets	5,580
Total income	2,449
Total profit	956
Grupo Financiero Santander México, S.A.B. de C.V.
Non-controlling interests
Total assets	92,636
Total liabilities	84,416
Net assets	8,220
Total income	4,623
Total profit	1,257
Santander Consumer USA Holdings Inc.
Non-controlling interests
Total assets	40,681
Total liabilities	30,130
Net assets	10,551
Total income	4,300
Total profit	€ 1,407